Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Change in valuation allowance	$ 0.6	$ 1.0
Net operating loss carryforwards	177.6
State net operating loss carryforwards	44.0
Research and development credits carryforwards	1.9
Additional research and development credits carryforwards	0.8
Deferred tax asset reduced for R&D cost	$ 0.5	$ 0.6